Segment Reporting - Operating Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Equity income (note 14 and 6b)	$ 38,365	$ 24,392	$ 103,633	$ 62,048
Operating Income (Loss)	18,985	11,384	53,192	288,784
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	57,644	69,597	192,991	160,924
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	(41,494)	(29,193)	(172,771)	183,919
Teekay Parent
Segment Reporting Information [Line Items]
Operating Income (Loss)	2,835	(29,020)	32,972	(56,059)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	2,572	(20,586)	35,087	(44,394)
Teekay Parent | Other Segments | Corporate, Non-Segment
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ 263	$ (8,434)	$ (2,115)	$ (11,665)